UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811‑05549
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REYNOLDS FUNDS, INC.
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(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
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(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management
2580 Kekaa Drive, #115
Lahaina, HI 96761
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(Name and address of agent for service)

1‑800‑773‑9665
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
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Date of reporting period: DECEMBER 31, 2008
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Item 1. Schedule of Investments.

Reynolds Blue Chip Growth
SCHEDULE OF INVESTMENTS
December 31, 2008
(Unaudited)

PRINCIPAL AMOUNT		VALUE

SHORT‑TERM INVESTMENTS‑4.9% (A)
Variable Rate Demand Note‑4.9%
$1,036,388	Wisconsin Corporate Central
	Credit Union, 0.12%	$1,036,388
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	Total short‑term investments
	(Cost $1,036,388)	1,036,388
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	Total investments‑4.9%
	(Cost $1,036,388)	1,036,388

	Cash and receivables, less
	liabilities‑95.1% (A)	20,319,102
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	TOTAL NET ASSETS‑100.0%	$21,355,490
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(A) Percentages for the various classifications relate to net assets.

As of December 31, 2008, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. The tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$ 0
Aggregate gross unrealized depreciation	0
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Net unrealized appreciation	$ 0
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THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a‑3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Act) that occurred during the Registrant's last N‑Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a ‑2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reynolds Funds, Inc.
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By (Signature and Title)    /s/ Frederick L. Reynolds
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                                          Frederick L. Reynolds, President
Date   2/20/09
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Frederick L. Reynolds
                                          ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
                                          Frederick L. Reynolds, President
Date   2/20/09
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By (Signature and Title)   /s/ Frederick L. Reynolds
                                          ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
                                         Frederick L. Reynolds, Treasurer
Date   2/20/09
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